Investment Strategy - FT Vest U.S. Equity Buffer & Digital Return ETF - July	Jul. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include a buffer against the first 10% of Underlying ETF losses and a digital return if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over an approximate one-year period (the “Target Outcome Period”) that is 9.37% (before fees and expenses). Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, however, investors will be subject to losses of the Underlying ETF below the buffer level. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. When the Fund's fees and expenses are taken into account, the digital return is 8.52%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●If the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide a digital return that is 9.37% (before fees and expenses), over the Target Outcome Period.●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, investors will not receive the digital return and the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)).See the bar chart and line graph set forth in the section entitled "Buffer" for more information.FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. However, investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, and investors will be subject to losses of the Underlying ETF below the 10% buffer level. See “The Underlying ETF” for more information.The current Target Outcome Period will begin on July 20, 2026 and end on July 16, 2027. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new digital return for the new Target Outcome Period. This means that the digital return will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The Fund’s value relative to the digital return, buffer and Underlying ETF's price for the Target Outcome Period should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information.An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. Because investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, investors should not expect their shares to experience price movement in the same direction or to the same extent as the price movement of the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. While the buffer and digital return for the Target Outcome Period are fixed at a level that is calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remains constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the buffer and digital return references). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in NAV from the NAV of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value"), that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF's value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then this will decrease the amount of digital return available to that investor and that investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). Additionally, if the Fund has increased significantly in value from its Initial Fund Value, there may be little or no upside to an investment in the Fund but an investor will be subject to significant downside risk. See "Digital Return" and “Buffer” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains, if any, comparable to those of the Underlying ETF over time because gains, if any, will be limited to the digital return and at the end of each Target Outcome Period, a new digital return will be established based on the then current price of the Underlying ETF. An investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked in. Moreover, the fact that future gains, if any, will be limited to the digital return may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.Digital ReturnThe digital return that the Fund seeks to achieve is set on the first day of each Target Outcome Period. The targeted digital return for the current Target Outcome Period is 9.37% (before fees and expenses). When the Fund's fees and expenses are taken into account, the digital return is 8.52%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The targeted digital return applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Only investors that hold their shares for the entire Target Outcome Period should expect to achieve the targeted digital return sought by the Fund if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period. There is no guarantee that the Fund will be successful in achieving the targeted digital return for any Target Outcome Period.The digital return is a result of the design of the Fund’s principal investment strategy, which in part, involves selling at-the-money call options and purchasing and selling in-the-money call options. The difference in the Fund's value from the Initial Fund Value and the difference in the Underlying ETF’s price from the Underlying ETF's price on the first day of the Target Outcome Period should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund's NAV has increased since the start of that Target Outcome Period, an investor purchasing Fund shares will receive less digital return than the target digital return described above, and if the Fund's NAV has increased to a level above the digital return amount since the start of that Target Outcome Period, such investor will have no upside potential from an investment in the Fund. However, the investor will remain vulnerable to significant downside risk. Investors may find information on the digital return for the current Target Outcome Period on the Fund's website. Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return.BufferThe Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10%). The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. The buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period.Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment.The following bar chart and line graph illustrate the hypothetical returns that the Fund seeks to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical digital return in the bar chart and line graph below is for illustration only and the actual digital return may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF.●The hypothetical digital return in the graphs above is for illustration only and the actual digital return may be different.●In the graph above, the dotted line represents the Underlying ETF’s performance and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the digital return and the orange line represents the digital return and the 10% buffer.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGJL, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries.General Information on the FLEX OptionsFor each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period.On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period.Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the new digital return at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated digital return range. This filing will be mailed to existing shareholders and posted on the Fund's website.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s digital return for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the digital return/dates associated with the previous Target Outcome Period with the digital return/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website.The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGJL.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF